SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	3 Months Ended
Mar. 31, 2016
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Financial Expenses, Net
	Three months ended March 31
	2016	2015
	Unaudited

Financial income:
Foreign currency translation adjustments	$281	$43
Interest from banks	$96	$34

	377	77

Financial expenses:
Interest and bank charges	(5)	(6)
Foreign currency translation adjustments	(83)	(523)

	(88)	(529)

Financial income (expenses), net	$289	$(452)

Schedule of computation of basic and diluted net income (loss) per share
	Three months ended March 31
	2016	2015
	Unaudited
Numerator:

Numerator for basic net income per share	$903	$437

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	-

Numerator for dilutive net income per share	$903	$437

Denominator:

Denominator for dilutive net income per share - weighted average number of ordinary shares	8,729,891	8,464,565

Effect of dilutive securities:
Outstanding options and warrants	577,648	575,111

Denominator for diluted net income per share - adjusted weighted average number of ordinary shares	9,307,539	9,039,676